Convertible Redeemable Preferred Shares - Summary of Changes in the Carrying Amount of Convertible Redeemable Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Balance			¥ 8,879,894
Balance, Shares			94,697,306
Issuance			¥ 1,420,667
Issuance, Shares			11,731,035
Issuance upon conversion of convertible bonds			¥ 192,122
Issuance upon conversion of convertible bonds, Shares			10,906,031
Accretion	¥ 0	¥ 0	¥ 508,627
Convert to Class A Ordinary shares			¥ (5,263,152)
Convert to Class A Ordinary shares, Shares			(70,254,680)
Convert to Class B Ordinary shares			¥ (5,738,158)
Convert to Class B Ordinary shares, Shares			(47,079,692)
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance			¥ 445,275
Balance, Shares			9,497,040
Accretion			¥ 21,898
Convert to Class A Ordinary shares			¥ (467,173)
Convert to Class A Ordinary shares, Shares			(9,497,040)
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance			¥ 361,633
Balance, Shares			7,586,836
Accretion			¥ 17,207
Convert to Class A Ordinary shares			¥ (378,840)
Convert to Class A Ordinary shares, Shares			(7,586,836)
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance			¥ 1,705,435
Balance, Shares			33,320,256
Issuance upon conversion of convertible bonds			¥ 192,122
Issuance upon conversion of convertible bonds, Shares			10,906,031
Accretion			¥ 246,015
Convert to Class A Ordinary shares			¥ (1,467,859)
Convert to Class A Ordinary shares, Shares			(30,284,935)
Convert to Class B Ordinary shares			¥ (675,713)
Convert to Class B Ordinary shares, Shares			(13,941,352)
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance			¥ 1,153,593
Balance, Shares			10,068,160
Accretion			¥ 37,083
Convert to Class A Ordinary shares			¥ (940,464)
Convert to Class A Ordinary shares, Shares			(7,952,405)
Convert to Class B Ordinary shares			¥ (250,212)
Convert to Class B Ordinary shares, Shares			(2,115,755)
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance			¥ 5,213,958
Balance, Shares			34,225,014
Issuance			¥ 241,341
Issuance, Shares			1,953,652
Accretion			¥ 186,424
Convert to Class A Ordinary shares			¥ (916,388)
Convert to Class A Ordinary shares, Shares			(5,876,520)
Convert to Class B Ordinary shares			¥ (4,725,335)
Convert to Class B Ordinary shares, Shares			(30,302,146)
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance			¥ 1,179,326
Issuance, Shares			9,777,383
Convert to Class A Ordinary shares			¥ (1,092,428)
Convert to Class A Ordinary shares, Shares			(9,056,944)
Convert to Class B Ordinary shares			¥ (86,898)
Convert to Class B Ordinary shares, Shares			(720,439)